Right-Of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Operating Lease Liabilities [Abstract]
2024	$ 887,040	$ 113,584
2025	295,680	37,862
Total future lease payments	1,182,720	151,446
Less: imputed interest	(25,420)	(3,254)
Present value of lease obligation	$ 1,157,300	$ 148,192	$ 255,968